Net Loss Per Share - Basic and diluted net loss per common share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss					$ (17,448)	$ (2,746)
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average common shares outstanding, basic	100,437,000	41,558,000	93,823,000	35,960,000	38,072,000	25,571,000
Weighted average common shares outstanding, diluted	100,437,000	41,558,000	93,823,000	35,960,000	38,072	25,571
Net loss per common share, basic (in dollars per share)	$ (0.17)	$ (0.14)	$ (0.83)	$ (0.23)	$ (0.46)	$ (0.11)
Net loss per common share, diluted (in dollars per share)	$ (0.17)	$ (0.14)	$ (0.83)	$ (0.23)	$ (0.46)	$ (0.11)